Nature of the Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment Including Leasehold Improvements

Property and equipment, including leasehold improvements, are recorded at cost and depreciated when placed into service using the straight-line method, based on their estimated useful lives as follows:

Asset Classification	Estimated Useful Life (in years)
Lab equipment	3 - 7
IT equipment	3 - 7
Leaseholds improvements	Lesser of useful life or lease term
Furniture and fixtures	3 - 7

Schedules of Concentration of Risk by Risk Factor

Gross revenues from each of the Company’s customers who individually accounted for 10% or more of total gross revenues for the years ended December 31, 2016, 2015 and 2014 consisted of the following:

	Years Ended December 31,
	2016	2015	2014
Sanofi	—	—	90%